Derivative and Other Fair Value Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Fair Value Hedges [Member]
Derivative Instrument Table
Current Notional Balance	$ 315,693
Lowest Possible Notional	315,693
Highest Possible Notional	317,694
Lowest Interest Rate	2.009%
Highest Interest Rate	4.80%
Earliest Maturity Date	2012
Latest Maturity Date	2013
Forward Starting Swaps [Member]
Derivative Instrument Table
Current Notional Balance	950,000
Lowest Possible Notional	950,000
Highest Possible Notional	950,000
Lowest Interest Rate	3.478%
Highest Interest Rate	4.695%
Earliest Maturity Date	2021
Latest Maturity Date	2023
Development Cash Flow Hedges [Member]
Derivative Instrument Table
Current Notional Balance	87,422
Lowest Possible Notional	3,020
Highest Possible Notional	$ 91,343
Lowest Interest Rate	4.059%
Highest Interest Rate	4.059%
Earliest Maturity Date	2011
Latest Maturity Date	2011